Description of Organization and Business Operations	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Description of Organization and Business Operations Details [Line Items]
Description of Organization and Business Operations
Note 1 — Description of Organization and Business Operations
Live Oak Acquisition Corp. II (now known as Navitas Semiconductor Corporation) (the “Company”) was a blank check company incorporated in Delaware on August 12, 2020, for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
Business Combination
On October 19, 2021 (the “Closing Date”), Navitas Semiconductor Corporation, a Delaware corporation (formerly named Live Oak Acquisition Corp. II (“LOKB”)) (the “Company”), consummated (the “Closing”) the previously announced Business Combination (as defined below) pursuant to that certain business combination agreement and plan of reorganization (the “Business Combination Agreement”), dated as of May 6, 2021, by and among LOKB, Live Oak Merger Sub Inc., a Delaware corporation and a wholly owned direct subsidiary of LOKB (“Merger Sub”), and Navitas Semiconductor Limited, a private company limited by shares organized under the laws of Ireland (“Navitas Ireland”) with a dual existence as a domesticated limited liability company in the State of Delaware as Navitas Semiconductor Ireland, LLC (“Navitas Delaware”, and together with Navitas Ireland, “Legacy Navitas”).
Pursuant to the terms of the Business Combination Agreement, the Business Combination between the Company and Legacy Navitas was effected through (i) a tender offer to acquire the entire issued share capital of Navitas Ireland (other than Navitas Ireland Restricted Shares (as defined below)) in exchange for the Tender Offer Consideration (as defined below) (the “Tender Offer”) and (ii) the merger of Merger Sub with and into Navitas Delaware (the “Merger”) and together with the Tender Offer and the other transactions related thereto, the “Business Combination”), with Navitas Delaware surviving the Merger as a wholly owned subsidiary of the Company, and as a result of the Tender Offer and the Merger, Legacy Navitas became a wholly owned direct subsidiary of LOKB.
A total of 72,143,708 Navitas Ireland Shares (as defined below) were validly tendered (and not withdrawn) pursuant to the Tender Offer. The “Tender Offer Consideration” for all outstanding ordinary shares of Navitas Ireland, par value of $ 0.0001 per share (the “Navitas Ireland Common Shares”) (other than the outstanding restricted Navitas Ireland Common Shares granted pursuant to the 2020 Equity Incentive Plan (the “Navitas Ireland Restricted Shares”), and all Navitas Ireland Series A Preferred Shares, Navitas Ireland Series B Preferred Shares, Navitas Ireland Series
B-1
Preferred Shares and Navitas Ireland Series
B-2
Preferred Shares (the “Navitas Ireland Preferred Shares” and together with the Navitas Ireland Common Shares, the “Navitas Ireland Shares”) accepted pursuant to the Tender Offer, was comprised of (i) the aggregate offer price of 39,477,026 shares (the “Tender Shares”) of the Company’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), and (ii) the contingent right to receive during the five-year period following the Closing, but excluding the first 150 days following the Closing (the “Earnout Period”), certain additional shares of Class A Common Stock as specified in the Business Combination Agreement (the “Tender Earnout Shares”), which, together with the Merger Earnout Shares and certain shares of Class A Common Stock that may become issuable to equity award holders and/or warrant holders, will be comprised of up to 10,000,000 additional shares of Class A Common Stock in the aggregate (the “Earnout Shares”), in three equal tranches, upon the satisfaction of certain price targets set forth in the Business Combination Agreement, which price targets will be based upon the volume-weighted average closing sale price of one share of Class A Common Stock quoted on the Nasdaq Global Market (“NASDAQ”), for any twenty (20) trading days within any thirty (30) consecutive trading day period within the Earnout Period.

At the effective time of the Merger (the “Effective Time”) all of the issued and outstanding limited liability company interests represented by the ordinary shares of Navitas Delaware, par value $0.0001 per share (each a “Navitas Delaware Common Share”) (other than the outstanding restricted Navitas Delaware Common Shares granted pursuant to the 2020 Equity Incentive Plan (the “Navitas Delaware Restricted Shares”)) and each Navitas Delaware Series A Preferred Share, Navitas Delaware Series B Preferred Share, Navitas Delaware Series
B-1
Preferred Share and Navitas Delaware Series
B-2
Preferred Share (collectively, the “Navitas Delaware Preferred Shares” and together with the Navitas Delaware Common Shares, the “Navitas Delaware Shares”), were converted into an aggregate of 39,477,026 shares of Common Stock (the “Merger Shares”) and (ii) the contingent right to receive during the Earnout Period certain additional shares of Class A Common Stock as specified in the Business Combination Agreement (the “Merger Earnout Shares”), in three equal tranches, upon the satisfaction of certain price targets set forth in the Business Combination Agreement, which price targets will be based upon the volume-weighted average closing sale price of one share of Common Stock quoted on the NASDAQ, for any twenty (20) trading days within any thirty (30) consecutive trading day period within the Earnout Period.
In connection with the Business Combination Agreement, in a private placement of its securities, LOKB entered into PIPE subscription agreements with certain third-party investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase, and LOKB agreed to sell to the PIPE Investors, an aggregate of 17,300,000 shares of Class A Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $173.0 million. The PIPE Shares were issued concurrently with the Closing of the Business Combination on the Closing Date.
The Company held a special meeting of its stockholders on October 12, 2021 (the “
Special Meeting
”). At the Special Meeting, the LOKB stockholders considered and adopted, among other matters, the Business Combination Agreement. Prior to the Special Meeting, the holders of 10,135,544 shares of LOKB’s common stock sold in its initial public offering (the “
Public Shares
”) exercised their right to redeem those shares for cash at a price of approximately $10.00 per share, for an aggregate redemption price of approximately $101.4 million, which redemption occurred concurrent with the Closing of the Business Combination. The per share redemption price of approximately $10.00 for holders of Public Shares electing redemption was paid out of LOKB’s trust account, which after taking into account the redemptions, had a balance immediately prior to the Closing of approximately $152 million.
On the Closing Date, the following transactions (collectively, the “
Transactions
”) were completed:

•	LOKB acquired all of the issued and allotted Navitas Ireland Shares pursuant to the Tender Offer;

•	Merger Sub merged with and into Navitas Delaware, with Navitas Delaware surviving as a wholly-owned subsidiary of the Company;

•
each share of common stock of Merger Sub issued and outstanding immediately prior to the Effective Time was automatically converted into one validly issued, fully paid and nonassessable limited liability company interest of Navitas Delaware held by the Company, which limited liability company interest constitutes the only outstanding limited liability company interest of Navitas Delaware;

•	all issued and outstanding Navitas Ireland Shares (other than Navitas Ireland Restricted Shares) converted into an aggregate of 39,477,026 shares of Class A Common Stock;

•
all issued and outstanding Navitas Delaware Shares (other than Navitas Delaware Restricted Shares, shares held by the Company, Sponsor or held in treasury) converted into an aggregate of 39,477,026 shares of Class
 A Common Stock;

•	all Navitas Delaware Shares held in treasury were canceled without any conversion thereof;

•
all of the outstanding options of Navitas Delaware and Navitas Ireland to acquire Navitas Delaware Common Shares or Navitas Ireland Common Shares, respectively, were assumed by the Company and converted into options to acquire an aggregate of 11,276,706 shares of Class
 A Common Stock;

•
all of the outstanding Navitas Delaware restricted stock units and Navitas Ireland restricted stock units were assumed by the Company and converted into awards of restricted stock units (“
RSUs
”) to acquire an aggregate of 4,525,344 shares of Class
 A Common Stock;

•
all of the outstanding warrants of Navitas Delaware and Navitas Ireland to acquire Navitas Delaware Common Shares, Navitas Delaware Preferred Shares, Navitas Ireland Common Stock, or Navitas Ireland Preferred Stock, respectively, were assumed by the Company and converted into warrants to acquire an aggregate of 375,189 shares of Class
 A Common Stock;

•
all of the 6,315,000 outstanding shares of the Company’s Class
 B common stock, par value $0.0001 per share (the “
Class
 B Common Stock
”), held by the Sponsor were converted into an aggregate of 6,315,000 shares of Class
 A Common Stock;

•
all of the outstanding Company units were separated into one share of Class
 A Common Stock and
one-third
(1/3) of one warrant to purchase one share of Class
 A Common Stock at an exercise price of $11.50 per share (the “
Warrants
”); and

•	the Company issued an aggregate of 17,300,000 shares of Class A Common Stock to the PIPE Investors pursuant to the closing of the PIPE (as defined below).
As a result of the foregoing Transactions (including the redemptions described above), as of the Closing Date and immediately following the completion of the Merger and the PIPE, the Company had the following outstanding securities:

•	117,733,507 shares of Class A Common Stock;

•	options to acquire an aggregate of 11,276,706 shares of Class A Common Stock;

•	RSUs to acquire an aggregate of 4,525,344 shares of Class A Common Stock; and

•	8,433,333 public Warrants and 4,666,667 Private Placement Warrants (as defined below), each exercisable for one share of Class A Common Stock at a price of $11.50 per share.
Business Prior to the Business Combination
Prior to the Business Combination, the Company has one wholly owned subsidiary which was formed on April 30, 2021, Live Oak Merger Sub Inc., a Delaware limited liability company.
All activity through September 30, 2021 related to the Company’s formation, the initial public offering (the “Initial Public Offering”), which is described below, and identifying a target company for an initial business combination and consummating the acquisition of Navitas Semiconductor Corporation
.
The Company’s sponsor is Live Oak Sponsor Partners II, LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on December 2, 2020. On December 7, 2020, the Company consummated its Initial Public Offering of 25,300,000 units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”), including 3,300,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of $253.0 million. Transaction costs amounted to $13,064,337, consisting of $4,610,000 in cash underwriting fees, $8,067,500 of deferred underwriting fees and $386,837 of other offering costs. (Note 6).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 4,666,667 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant to the Sponsor, generating proceeds of $7.0 million (Note 5).
Upon the closing of the Initial Public Offering, including the full exercise of the over-allotment option by the underwriters, and the Private Placement, $253.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement was placed in a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and will be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule
2a-7
under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
Liquidity and Capital Resources
As of September 30, 2021, the Company had $13,955 in cash and cash equivalents and working capital of $20,590 (not taking into account tax obligations of approximately $82,000 that may be paid using investment income earned in Trust Account).
The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the payment of $25,000 from the Sponsor to purchase Founder Shares (as defined in Note 5), and loan proceeds from the Sponsor of $240,000 under the Note (as defined in Note 5). The Company repaid the Note upon the closing of the Initial Public Offering out of the $750,000 of offering proceeds that was allocated to the payment of offering expenses (other than underwriting commissions) not held in the trust account. Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account.
Until the consummation of the Business Combination, the Company used the funds not held in the Trust Account for identifying and evaluating target businesses, performing due diligence on prospective target businesses, traveling to and from the offices, plants or similar location of prospective target businesses or their representatives or owners, reviewing corporate documents and material agreements of prospective target businesses and structuring, negotiating and completing an Initial Business Combination, which was the Business Combination with Navitas Semiconductor Corporation. The Company completed an Initial Business Combination on October 19, 2021, which was the Business Combination with Navitas Semiconductor Corporation, and has raised sufficient capital for its operations.

LIVE OAK ACQUISITION CORP. I I [Member]
Description of Organization and Business Operations Details [Line Items]
Description of Organization and Business Operations
NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Live Oak Acquisition Corp. II (the “Company”) was incorporated in Delaware on August 12, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).
The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2020, the Company had not commenced any operations. All activity for the period from August 12, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering.
The registration statement for the Company’s Initial Public Offering was declared effective on December 2, 2020. On December 7, 2020 the Company consummated the Initial Public Offering of 25,300,000 units (the “Units” and, with respect to the Class A common stock included in the Units sold, the “Public Shares”), which included the full exercise by the underwriter of its over-allotment option in the amount of 3,300,000 Units, at $10.00 per Unit, generating gross proceeds of $253,000,000 which is described in Note 4.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,666,667 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Live Oak Sponsor Partners II, LLC (the “Sponsor”), generating gross proceeds of $7,000,000, which is described in Note 5.
Transaction costs amounted to $13,064,337, consisting of $4,610,000 in cash underwriting fees, $8,067,500 of deferred underwriting fees and $386,837 of other offering costs.
Following the closing of the Initial Public Offering on December 7, 2020, an amount of $253,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), located in the United States and was invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (net of amounts disbursed for working capital purposes, if permitted, and excluding deferred underwriting commissions). The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.
The Company will only proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 following any related redemptions and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its shares of Founders Stock (as defined in Note 6) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.
Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Certificate of Incorporation will provide that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.
The Sponsor has agreed (a) to waive its redemption rights with respect to the shares of Founders Stock and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemptions in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to stockholders’ rights or pre-business
combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
If the Company has not completed a Business Combination by December 7, 2022 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably
possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations un de
r Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no
redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
The Sponsor has agreed to waive its liquidation rights with respect to the shares of Founders Stock if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 7) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.